December 27, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)

033-19948 – HV-1008 – Variable Account QP

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2. The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on December 22, 2023.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

/s/ Mike S. Knowles
Mike S. Knowles

Vice President and Assistant General Counsel, Products

Empower Annuity Insurance Company of America and Empower Life & Annuity Insurance Company of New York,

sub-administrator and agent of Talcott Resolution Life Insurance Company

Separate Account Two